UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2007

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	May 14, 2007

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$114,265,000


List of Other Included Managers:

	No.	13F File Number	Name
				TW Asset Management LLC
         Thomas Weisel Capital Management LLC

FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
ACUSPHERE          COM             00511R870          436     157866          SOLE           0             157866
Akamai TechnologiesCOM             00971T101          119       2379          SOLE        2379                  0
ALLIANCE DATA SYS  COM             018581108        13010     211125          SOLE           0             211125
Altris Inc         COM             02148M100         1196      36346          SOLE           0              36346
Amdocs Ltd         COM             G02602103          109       3000          SOLE        3000                  0
Arch Cap Group     COM             G0450A105        18498     271196          SOLE           0             271196
Bank of America    COM             60505104           128       2500          SOLE        2500                  0
BIOENVISION        COM             09059N100          547     133681          SOLE           0             133681
Caterpiller Inc    COM             149123101          101       1500          SOLE        1500                  0
Corning Inc        COM             219350105          114       5000          SOLE           0               5000
Dendren Corp       COM             24823Q107          384      29700          SOLE           0              29700
Electronic Arts    COM             285512109          101       2000          SOLE        2000                  0
Entremed           COM             29382F103          129      85733          SOLE           0              85733
Fibertower         COM             31567R100          346      66743          SOLE           0              66743
Finisar            COM             31787A101         1435     410000          SOLE           0             410000
Gilead Sciences    COM             375558103          123       1600          SOLE        1600                  0
Gmarket Inc        ADR             38012G100         1184      68176          SOLE           0              28176
Google Inc         COM             38259P508          137        300          SOLE         300                  0
Hansen Medical     COM             411307101        33359    1765055          SOLE     1765055            1765055
Hewlett Packard    COM             428236103          120       3000          SOLE        3000                  0
Intuit Inc         COM             461202103          105       3830          SOLE        3830                  0
Irobot             COM             462726100        1615      123600          SOLE           0             123600
Occam Networks     COM             67457P309        5283      472987          SOLE           0             472987
Optionsxpress      COM             684010101         701       29797          SOLE           0              29797
Oracle             COM             68389X105         127        7000          SOLE        7000                  0
Paetec Holdings    COM             695459107       16723     1595677          SOLE           0            1595677
Placer Sierra      COM             726079106        9334      344934          SOLE           0             344934
Savvis             COM             805423308        7422      155004          SOLE           0             155004
StarBucks Corp     COM             855244109         110        3500          SOLE        3500                  0
TERCICA INC        COM             88078L105        1012      172708          SOLE           0             172708
Walmart            COM             931142103         102       2200           SOLE        2200                  0
Yahoo              COM             984332106         155       4952           SOLE           0               4952